Cover	Aug. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56231
Entity Registrant Name	BLACKROCK DIRECT LENDING CORP.
Entity Central Index Key	0001834543
Entity Tax Identification Number	85-3439073
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2951 28th Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	310
Local Phone Number	566-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true